Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of provision for income taxes
	December 31, 2021	December 31, 2020	December 31, 2019
Current	$739	$147	$324
Income tax expenses	$739	$147	$324

Schedule of reconciles china statutory rates
	Year ended December 31,	Year ended December 31,
	2021	2020
China statutory income tax rate	25%	25%
Preferential tax rate reduction	(10)%	(10)%
Permanent difference	2%	2%
Effective tax rate	17%	17%

Schedule of tax payable
	December 31, 2021	December 31, 2020
VAT taxes (recoverable)/payable	$(7,786)	$197
Other taxes payable	80	468
Total	$(7,706)	$665